Agreements and Transactions with VIE’s (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Agreements And Transactions With Vies
Summary of Transaction with Variable Interest Entities

The following table summarizes the Company’s transactions with VIEs:

	Three Months Ended March 31,
	2023	2022
Bloom Invo, LLC
INVOcell revenue	$4,500	$-
Unconsolidated VIEs
INVOcell revenue	$3,000	$7,500

The following table summarizes the Company’s transactions with VIEs:

	Year Ended December 31,
	2022	2021
Bloom Invo, LLC
INVOcell revenue	$13,500	21,600
Unconsolidated VIEs
INVOcell revenue	$30,000	16,310

Summary of Balances with Variable Interest Entities

The Company had balances with VIEs as follows:

	March 31, 2023	December 31, 2022
Bloom Invo, LLC
Accounts receivable	$18,000	13,500
Notes payable	471,637	468,031
Unconsolidated VIEs
Accounts receivable	$49,310	46,310

The Company had balances with VIEs as follows:

	December 31, 2022	December 31, 2021
Bloom Invo, LLC
Accounts receivable	$13,500	21,600
Notes payable	468,031	453,406
Unconsolidated VIEs
Accounts receivable	$46,310	16,310